FAIR VALUE MEASUREMENTS - Assets and liabilities measured at fair value on a recurring basis (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Equity securities
Assets:
Available-for-sale securities	¥ 848,700	¥ 500,400
Recurring | Level 1 | Equity securities
Assets:
Available-for-sale securities	848,700	500,400
Recurring | Level 2
Liabilities:
Derivative liabilities	271,473	222,235
Recurring | Carrying Amount
Liabilities:
Derivative liabilities	271,473	222,235
Recurring | Carrying Amount | Equity securities
Assets:
Available-for-sale securities	848,700	500,400
Recurring | Fair Value
Liabilities:
Derivative liabilities	271,473	222,235
Recurring | Fair Value | Equity securities
Assets:
Available-for-sale securities	¥ 848,700	¥ 500,400